Omnibus Incentive Compensation Plan	12 Months Ended
Dec. 31, 2019
Omnibus Incentive Compensation Plan [Abstract]
Omnibus Incentive Compensation Plan

14. Omnibus Incentive Compensation Plan

On April 29, 2008, the board of directors approved the Partnership’s omnibus incentive compensation plan (the “Plan”) according to which the Partnership may issue a limited number of awards, not to exceed 71,429 units. The Plan was amended on July 22, 2010 to increase the aggregate number of restricted units issuable under the Plan to 114,286 and then on August 21, 2014, to increase such amount to 235,714 common units, at the annual general meeting of the Partnership’s unit holders. The Plan is administered by the general partner as authorized by the board of directors. The persons eligible to receive awards under the Plan were officers, directors, and executive, managerial, administrative and professional employees of CSM, or CMTC, or other eligible persons (collectively, “key persons”) as the general partner, in its sole discretion, shall select based upon such factors as it deems relevant. Members of the board of directors and officers of the general partner were considered to be employees of the Partnership (“Employees”) for the purposes of recognition of equity compensation expense, while employees of CSM, CMTC and other eligible persons under the plan were not considered to be employees of the Partnership (“Non-Employees”). Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Under the Plan if any award granted is forfeited then these units shall again become available to be delivered.

On December 23, 2015, the Partnership awarded 34,286 and 87,143 unvested units to Employees and Non-Employees, respectively. Awards granted to certain Employees and Non Employees vested in three annual installments. These awards fully vested on December 31, 2018.

All unvested units were conditional upon the grantee’s continued service as Employee and/or Non-Employee until the applicable vesting date.

The unvested units accrue distributions as declared and paid, which distributions are retained by the custodian of the Plan until the vesting date at which time they are payable to the grantee. As unvested unit grantees accrue distributions on awards that are expected to vest, such distributions are charged to Partners’ capital.

On July 23, 2019, the board of directors adopted an amended and restated Plan (“the 2019 amended plan”), so as to reserve for issuance a maximum number of 740,000 restricted common units. On July 23, 2019, the Partnership awarded 445,000 unvested units to Employees and Non-Employees with a grant-date fair value of $11.23 per unit. Awards granted to certain Employees and Non Employees will vest in three equal installments. The remaining awards will vest on December 31, 2021.

Based on the adoption of the ASU 2018-07 and its amendments and the provisions of ASC 718 (Note 2), the Partnership recognized the cost of the 2019 amended plan based on its estimated fair value on the grant date for both the Employees and Non-Employees awards. Prior to the adoption of the ASU 2018-07, the Partnership recognized the equity compensation cost based on its grant date fair value for Employees award and based on its award fair value at each reporting period for Non-Employees award. For the years ended December 31, 2019, 2018 and 2017 the equity compensation expense included in “General and administrative expenses” in the consolidated statements of comprehensive (loss) / income was $907, $613 and $1,156, respectively. As of December 31, 2019 the total compensation cost related to non-vested awards was $4,090 and is expected to be recognized over a weighted average period of two years. As of December 31, 2019 the fair value of the vested common units was $216 based on a price of $13.44 per common unit. The Partnership uses the straight-line method to recognize the cost of the awards.

The following table contains details of our plan:

	Equity compensation plan
Unvested Units	Units	Amount
Unvested on January 1, 2018	77,857	$ 24,759
Vested	77,857	$ 24,759
Unvested on December 31, 2018	-	$ -
Granted	445,000	$ 4,997
Vested	16,042	180
Unvested on December 31, 2019	428,958	$ 4,817